UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04760

DWS Advisor Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  10/31

Date of reporting period: 7/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2010 (Unaudited)

DWS Diversified International Equity Fund

	Shares	Value ($)
Common Stocks 87.6%
Australia 4.2%
Aristocrat Leisure Ltd.	16,232	49,782
Arrow Energy Ltd.*	18,090	76,593
Asciano Group*	50,500	77,212
Australia & New Zealand Banking Group Ltd.	4,792	99,929
BHP Billiton Ltd.	12,568	456,175
Brambles Ltd.	20,322	99,281
Cochlear Ltd.	1,299	83,064
Commonwealth Bank of Australia	2,498	118,782
Crown Ltd.	14,986	107,920
CSL Ltd.	12,170	364,878
CSR Ltd.	39,764	61,876
Dart Energy Ltd.*	9,045	6,178
Fairfax Media Ltd.	50,627	67,558
Foster's Group Ltd.	17,412	90,735
Intoll Group (Units)	58,316	77,555
Leighton Holdings Ltd.	2,950	78,705
National Australia Bank Ltd.	3,004	68,296
Newcrest Mining Ltd.	2,210	65,400
Origin Energy Ltd.	13,493	188,478
QBE Insurance Group Ltd.	2,961	44,736
Rio Tinto Ltd.	1,671	106,745
Santos Ltd.	12,702	152,837
Sonic Healthcare Ltd.	9,957	92,783
TABCORP Holdings Ltd.	24,015	149,043
Tatts Group Ltd.	45,213	100,215
Telstra Corp., Ltd.	182,582	531,886
Toll Holdings Ltd.	12,446	66,884
Transurban Group (Units)	22,648	91,794
Wesfarmers Ltd.	7,954	223,723
Westfield Group (REIT) (Units)	5,187	57,298
Westpac Banking Corp.	4,641	100,727
Woodside Petroleum Ltd.	7,895	297,132
Woolworths Ltd.	7,587	177,022
WorleyParsons Ltd.	3,338	69,880

(Cost $3,345,452)		4,501,102
Austria 0.5%
Erste Group Bank AG	5,502	220,798
Immofinanz AG*	41,146	135,389
Raiffeisen International Bank-Holding AG	1,841	83,681
Vienna Insurance Group	2,161	102,591

(Cost $375,149)		542,459
Belgium 1.4%
Ageas	51,299	141,255
Anheuser-Busch InBev NV	9,756	516,615
Colruyt SA	243	59,866
Compagnie Nationale a Portefeuille	1,238	59,240
Delhaize Group	1,678	123,920
Dexia SA*	467	2,289
Groupe Bruxelles Lambert SA	1,780	138,341
KBC Groep NV*	3,094	136,683
Solvay SA	2,573	251,811
Umicore	4,196	141,512

(Cost $1,202,654)		1,571,532
Bermuda 0.2%
Seadrill Ltd. (Cost $96,482)	7,900	183,344
Canada 4.9%
Agnico-Eagle Mines Ltd.	800	44,690
Bank of Montreal	1,500	91,732
Bank of Nova Scotia	2,200	110,401
Barrick Gold Corp.	5,600	230,199
BCE, Inc.	5,400	165,196
Bombardier, Inc. "B"	15,800	71,619
Cameco Corp.	2,100	53,478
Canadian Imperial Bank of Commerce	1,000	68,674
Canadian National Railway Co.	3,700	232,750
Canadian Natural Resources Ltd.	3,800	130,850
Canadian Pacific Railway Ltd.	1,800	107,487
Canadian Tire Corp., Ltd. "A"	1,300	72,306
Canadian Utilities Ltd. "A"	3,700	175,670
Cenovus Energy, Inc.	3,100	87,296
CGI Group, Inc. "A"*	7,300	104,382
EnCana Corp.	2,200	67,259
Fortis, Inc.	8,500	241,841
Goldcorp, Inc.	3,200	125,441
Imperial Oil Ltd.	2,900	113,456
Kinross Gold Corp.	3,300	54,152
Loblaw Companies Ltd.	1,400	59,443
Magna International, Inc. "A"	1,034	76,973
Manulife Financial Corp.	3,500	55,630
Metro, Inc. "A"	1,200	51,289
Nexen, Inc.	2,400	49,842
Potash Corp. of Saskatchewan, Inc.	1,301	136,129
Research In Motion Ltd.*	10,500	604,129
Rogers Communications, Inc. "B" (a)	7,400	257,332
Royal Bank of Canada	2,200	114,959
Saputo, Inc.	3,200	97,770
Shaw Communications, Inc. "B"	5,600	109,925
Shoppers Drug Mart Corp.	4,700	160,332
SNC-Lavalin Group, Inc.	1,700	76,844
Suncor Energy, Inc.	4,632	152,695
Talisman Energy, Inc.	4,700	80,234
Teck Resources Ltd. "B"	2,200	77,446
Telus Corp.	2,200	82,560
Thomson Reuters Corp. (b)	3,500	130,869
Thomson Reuters Corp. (b)	1,660	62,150
Toronto-Dominion Bank	1,500	106,746
TransAlta Corp.	12,800	259,474
Viterra, Inc.*	9,400	73,605
Yamana Gold, Inc.	4,100	38,565

(Cost $4,243,954)		5,263,820
Cyprus 0.1%
Bank of Cyprus Public Co., Ltd. (Cost $107,334)	17,011	91,332
Denmark 2.3%
A P Moller-Maersk AS "A"	15	123,320
A P Moller-Maersk AS "B"	35	295,153
Carlsberg AS "B"	8,427	747,193
Coloplast AS "B"	412	42,799
Danske Bank AS*	18,146	427,465
DSV AS	4,924	87,836
Novo Nordisk AS "B"	5,349	457,533
Tryg AS	1,368	83,065
Vestas Wind Systems AS*	4,936	239,978

(Cost $1,789,946)		2,504,342
Finland 3.0%
Fortum Oyj	31,777	739,172
Kone Oyj "B"	7,524	343,368
Metso Corp.	6,595	260,063
Nokia Oyj	48,883	451,965
Outokumpu Oyj	6,381	105,772
Pohjola Bank PLC	10,029	124,746
Rautaruukki Oyj	4,639	89,592
Sampo Oyj "A"	15,675	383,004
Stora Enso Oyj "R"	25,731	208,398
UPM-Kymmene Oyj	22,893	332,340
Wartsila Oyj	4,361	229,424

(Cost $2,595,769)		3,267,844
France 7.5%
Air Liquide SA	3,654	411,269
Alcatel-Lucent*	38,699	115,839
Atos Origin SA*	1,476	63,378
AXA SA	5,548	102,267
BNP Paribas	2,540	174,470
Bouygues SA	1,486	62,742
Cap Gemini	3,086	146,866
Carrefour SA	8,018	369,099
Casino Guichard-Perrachon SA	1,359	118,355
Compagnie de Saint-Gobain	2,434	103,609
Credit Agricole SA	4,088	55,990
DANONE SA	7,614	427,051
Dassault Systemes SA	1,476	95,951
Electricite de France	1,237	52,583
Essilor International SA	3,271	204,605
France Telecom SA	75,091	1,572,528
GDF Suez	9,471	314,601
Iliad SA	569	50,088
L'Oreal SA	3,228	338,713
Lafarge SA	3,279	178,613
LVMH Moet Hennessy Louis Vuitton SA	1,095	133,591
Neopost SA	952	73,630
Pernod Ricard SA	2,747	215,000
Sanofi-Aventis	18,543	1,077,004
Schneider Electric SA	1,225	141,278
Societe Generale	1,590	91,655
Suez Environnement Co.	2,266	42,168
Technip SA	1,173	78,111
Total SA	15,689	791,431
Unibail-Rodamco SE (REIT)	516	101,805
Vallourec SA	1,110	108,068
Veolia Environnement	2,694	71,530
Vinci SA	2,195	106,265
Vivendi	4,324	103,934

(Cost $7,326,266)		8,094,087
Germany 5.2%
Allianz SE (Registered)	2,189	254,166
BASF SE	5,040	294,307
Bayer AG	4,967	285,545
Bayerische Motoren Werke (BMW) AG	750	40,375
Beiersdorf AG	5,201	308,046
Daimler AG (Registered)*	3,585	193,295
Deutsche Boerse AG	974	68,185
Deutsche Post AG (Registered)	4,805	83,436
Deutsche Telekom AG (Registered)	118,173	1,587,711
E.ON AG	9,755	291,047
Fresenius Medical Care AG & Co. KGaA	1,148	62,990
Henkel AG & Co. KGaA	6,761	280,353
Infineon Technologies AG*	12,292	82,959
K+S AG	894	47,463
Linde AG	1,077	126,244
MAN SE	914	84,841
Merck KGaA	516	45,927
Metro AG	6,641	368,627
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	988	136,863
RWE AG	1,974	139,399
SAP AG	6,931	316,486
Siemens AG (Registered)	3,723	362,853
Suedzucker AG	4,908	94,691
ThyssenKrupp AG	2,079	61,690

(Cost $4,464,752)		5,617,499
Greece 0.5%
Alpha Bank A.E.*	11,610	88,205
EFG Eurobank Ergasias*	10,218	78,562
National Bank of Greece SA*	19,849	289,443
Piraeus Bank SA*	11,664	77,064

(Cost $695,411)		533,274
Hong Kong 2.2%
Cathay Pacific Airways Ltd.	42,000	93,435
Cheung Kong (Holdings) Ltd.	4,000	48,278
CLP Holdings Ltd.	21,000	154,915
Esprit Holdings Ltd.	29,100	183,011
Genting Singapore PLC*	276,000	257,773
Hang Seng Bank Ltd.	5,400	74,804
Hong Kong & China Gas Co., Ltd.	72,300	180,575
Hong Kong Exchanges & Clearing Ltd.	6,100	100,050
HongKong Electric Holdings Ltd.	21,500	130,370
Hutchison Whampoa Ltd.	40,000	263,148
Li & Fung Ltd.	38,000	174,651
MTR Corp., Ltd.	41,500	146,125
Noble Group Ltd.	40,181	48,756
NWS Holdings Ltd.	27,000	50,333
Shangri-La Asia Ltd.	42,000	85,325
Sun Hung Kai Properties Ltd.	9,000	131,973
Swire Pacific Ltd. "A"	8,500	103,247
Television Broadcasts Ltd.	8,000	37,078
Yue Yuen Industrial (Holdings) Ltd.	19,000	61,397

(Cost $1,721,701)		2,325,244
Ireland 0.7%
CRH PLC	32,910	687,474
Experian PLC	9,145	90,045

(Cost $666,007)		777,519
Italy 3.9%
A2A SpA	26,463	39,692
Assicurazioni Generali SpA	4,657	93,823
Atlantia SpA	8,831	172,967
Enel SpA	59,729	293,247
Eni SpA	27,415	560,539
Fiat SpA	20,176	258,454
Finmeccanica SpA	20,390	223,996
Intesa Sanpaolo	33,805	111,895
Luxottica Group SpA	3,194	83,079
Mediaset SpA	22,753	146,251
Prysmian SpA	10,936	184,981
Saipem SpA	2,945	105,923
Snam Rete Gas SpA	6,936	32,562
Telecom Italia SpA	805,663	1,026,277
Telecom Italia SpA (RSP)	515,535	535,776
Terna - Rete Elettrica Nationale SpA	7,834	32,566
UBI Banca - Unione di Banche Italiane ScpA	5,181	55,600
UniCredit SpA	82,236	230,407

(Cost $3,939,180)		4,188,035
Japan 19.0%
AEON Co., Ltd.	13,000	139,186
Ajinomoto Co., Inc.	19,000	180,115
Alfresa Holdings Corp.	1,300	59,888
Asahi Breweries Ltd.	8,600	152,400
Asahi Glass Co., Ltd.	5,000	50,929
Asahi Kasei Corp.	21,000	109,867
Astellas Pharma, Inc.	8,600	291,760
Canon, Inc.	7,050	307,231
Central Japan Railway Co.	11	89,635
Chubu Electric Power Co., Inc.	12,200	302,476
Chugai Pharmaceutical Co., Ltd.	5,200	91,005
Chugoku Electric Power Co., Inc.	8,600	178,480
Cosmo Oil Co., Ltd.	76,000	181,214
Dai-ichi Life Insurance Co., Ltd.	49	69,534
Daiichi Sankyo Co., Ltd.	13,200	245,834
Daikin Industries Ltd.	3,100	115,001
Denso Corp.	2,300	65,942
Dowa Holdings Co., Ltd.	10,000	52,665
East Japan Railway Co.	1,798	115,919
Eisai Co., Ltd.	6,000	204,734
Electric Power Development Co., Ltd.	3,600	111,590
FamilyMart Co., Ltd.	1,300	46,496
FANUC Ltd.	1,000	118,178
FUJIFILM Holdings Corp.	4,100	128,132
Fujitsu Ltd.	16,000	113,896
Hitachi Ltd.*	44,000	179,270
Hokkaido Electric Power Co., Inc.	4,900	105,039
Hokuriku Electric Power Co.	5,600	123,998
Honda Motor Co., Ltd.	3,100	97,204
HOYA Corp.	4,300	102,330
Idemitsu Kosan Co., Ltd.	2,600	193,507
INPEX Corp.	74	361,456
ITOCHU Corp.	11,000	85,815
Japan Petroleum Exploration Co., Ltd.	3,100	122,357
Japan Tobacco, Inc.	100	321,778
JFE Holdings, Inc.	6,200	191,967
JSR Corp.	4,400	77,106
JX Holdings, Inc.*	182,390	988,003
Kansai Electric Power Co., Inc.	14,200	344,173
Kao Corp.	11,200	264,978
KDDI Corp.	86	418,577
Keyence Corp.	200	46,067
Kikkoman Corp.	7,000	74,217
Kirin Holdings Co., Ltd.	19,000	253,788
Kobe Steel Ltd.	32,000	67,041
Komatsu Ltd.	7,200	151,342
Kubota Corp.	13,000	103,073
Kuraray Co., Ltd.	8,000	100,376
Kyocera Corp.	1,400	124,938
Kyowa Hakko Kirin Co., Ltd.	6,000	61,462
Kyushu Electric Power Co., Inc.	7,300	165,189
Lawson, Inc.	1,800	82,609
Marubeni Corp.	9,000	48,336
Medipal Holdings Corp.	5,500	63,916
MEIJI Holdings Co., Ltd.	2,400	103,200
Mitsubishi Chemical Holdings Corp.	20,000	103,247
Mitsubishi Corp.	6,100	131,963
Mitsubishi Electric Corp.	12,000	104,589
Mitsubishi Estate Co., Ltd.	7,000	98,686
Mitsubishi Heavy Industries Ltd.	22,000	82,505
Mitsubishi Materials Corp.*	23,000	61,230
Mitsubishi Tanabe Pharma Corp.	7,000	102,332
Mitsubishi UFJ Financial Group, Inc.	67,700	336,169
Mitsui & Co., Ltd.	8,500	109,011
Mitsui Fudosan Co., Ltd.	7,000	103,710
Mitsui O.S.K Lines Ltd.	13,000	88,026
Mizuho Financial Group, Inc.	82,600	134,806
MS&AD Insurance Group Holdings, Inc.	3,100	68,929
Murata Manufacturing Co., Ltd.	2,100	103,791
NEC Corp.	21,000	56,635
Nidec Corp.	500	46,936
Nintendo Co., Ltd.	800	223,717
Nippon Meat Packers, Inc.	6,000	78,963
Nippon Steel Corp.	68,000	232,189
Nippon Telegraph & Telephone Corp.	15,405	640,129
Nissan Motor Co., Ltd.*	10,500	80,699
Nisshin Seifun Group, Inc.	7,500	91,759
Nissin Foods Holdings Co., Ltd.	2,300	80,531
Nitto Denko Corp.	2,400	83,171
NKSJ Holdings, Inc.*	10,000	58,452
Nomura Holdings, Inc.	26,800	149,208
NTT DoCoMo, Inc.	462	735,286
OJI Paper Co., Ltd.	14,000	67,735
Olympus Corp.	6,000	160,843
Ono Pharmaceutical Co., Ltd.	2,100	86,897
ORIX Corp.	930	73,199
Osaka Gas Co., Ltd.	34,000	125,540
Panasonic Corp.	7,900	104,425
Ricoh Co., Ltd.	7,000	96,985
Santen Pharmaceutical Co., Ltd.	2,800	93,728
Sapporo Holdings Ltd.	14,000	67,411
Seven & I Holdings Co., Ltd.	16,000	383,170
Sharp Corp.	6,000	65,768
Shikoku Electric Power Co., Inc.	5,300	156,371
Shin-Etsu Chemical Co., Ltd.	4,900	244,163
Shionogi & Co., Ltd.	7,000	142,763
Shiseido Co., Ltd.	6,800	152,222
Showa Shell Sekiyu K.K.	16,800	123,674
SMC Corp.	300	39,725
Softbank Corp.	24,400	730,065
Sony Corp.	3,500	109,584
Sumitomo Chemical Co., Ltd.	19,000	82,470
Sumitomo Corp.	6,800	72,254
Sumitomo Electric Industries Ltd.	8,900	104,045
Sumitomo Metal Industries Ltd.	52,000	125,794
Sumitomo Metal Mining Co., Ltd.	10,000	133,110
Sumitomo Mitsui Financial Group, Inc.	7,300	226,110
Sumitomo Realty & Development Co., Ltd.	3,000	54,031
Suzuken Co., Ltd.	2,400	84,033
Takeda Pharmaceutical Co., Ltd.	14,600	670,050
TDK Corp.	1,700	102,518
Terumo Corp.	3,300	173,222
Tohoku Electric Power Co., Inc.	7,900	170,719
Tokio Marine Holdings, Inc.	4,200	115,021
Tokyo Electric Power Co., Inc.	21,500	590,538
Tokyo Electron Ltd.	1,600	85,931
Tokyo Gas Co., Ltd.	44,000	200,150
TonenGeneral Sekiyu K.K.	30,000	270,849
Toray Industries, Inc.	19,000	101,823
Toshiba Corp.*	37,000	193,576
Toyo Suisan Kaisha Ltd.	3,000	64,830
Toyota Motor Corp.	4,800	169,454
Tsumura & Co.	2,000	60,166
Unicharm Corp.	1,000	118,988
UNY Co., Ltd.	10,700	82,732
Yahoo Japan Corp.	220	84,669
Yakult Honsha Co., Ltd.	3,400	98,346
Yamazaki Baking Co., Ltd.	5,000	63,372

(Cost $18,578,556)		20,454,957
Luxembourg 0.5%
ArcelorMittal	10,072	307,002
Millicom International Cellular SA (SDR)	1,537	142,211
Tenaris SA	6,332	126,496

(Cost $397,528)		575,709
Macau 0.1%
Sands China Ltd.*	44,000	67,749
Wynn Macau Ltd.*	44,000	75,339

(Cost $129,836)		143,088
Netherlands 5.4%
AEGON NV*	14,094	84,780
Akzo Nobel NV	5,456	321,407
ASML Holding NV	17,303	551,760
Heineken Holding NV	1,828	71,703
Heineken NV	3,980	180,128
ING Groep NV (CVA)*	34,642	333,161
Koninklijke (Royal) KPN NV	107,702	1,498,959
Koninklijke (Royal) Philips Electronics NV	12,371	385,460
Koninklijke Ahold NV	20,474	262,805
Koninklijke DSM NV	4,034	191,430
Randstad Holding NV*	2,331	104,708
Reed Elsevier NV	23,506	304,174
Royal Dutch Shell PLC "A"	6,055	166,699
Royal Dutch Shell PLC "B"	4,565	120,305
TNT NV	6,985	208,447
Unilever NV (CVA)	28,715	844,756
Wolters Kluwer NV	9,956	200,840

(Cost $4,486,311)		5,831,522
Norway 3.0%
Aker Solutions ASA	5,200	67,402
DnB NOR ASA	40,832	507,086
Norsk Hydro ASA	61,794	332,595
Orkla ASA	56,800	471,195
Renewable Energy Corp. ASA*	48,600	133,750
Statoil ASA	26,200	529,567
Telenor ASA	40,100	618,781
Yara International ASA	14,764	556,495

(Cost $2,466,944)		3,216,871
Portugal 0.4%
EDP - Energias de Portugal SA (Cost $416,006)	126,069	414,496
Singapore 1.6%
CapitaLand Ltd.	20,000	58,244
ComfortDelGro Corp., Ltd.	60,000	70,599
DBS Group Holdings Ltd.	14,000	148,257
Jardine Cycle & Carriage Ltd.	6,000	157,964
K-Green Trust (Units)*	3,600	3,044
Keppel Corp., Ltd.	18,000	123,636
Oversea-Chinese Banking Corp., Ltd.	25,000	166,017
Singapore Airlines Ltd.	8,000	91,896
Singapore Exchange Ltd.	9,000	50,699
Singapore Press Holdings Ltd.	60,000	182,233
Singapore Technologies Engineering Ltd.	26,000	61,950
Singapore Telecommunications Ltd.	207,000	474,952
United Overseas Bank Ltd.	11,000	160,656

(Cost $1,080,160)		1,750,147
Spain 4.5%
Abertis Infraestructuras SA	7,875	133,102
ACS, Actividades de Construccion y Servicios SA	3,077	133,486
Banco Bilbao Vizcaya Argentaria SA	10,748	144,755
Banco Santander SA	26,401	342,978
EDP Renovaveis SA*	18,164	108,482
Enagas	3,019	55,708
Ferrovial SA	17,592	154,331
Fomento de Construcciones y Contratas SA	1,952	50,722
Gamesa Corp. Tecnologica SA*	4,653	40,614
Gas Natural SDG SA	2,866	47,918
Gestevision Telecinco SA	4,101	46,997
Iberdrola Renovables SA	16,993	59,480
Iberdrola SA	50,547	356,688
Iberia Lineas Aereas de Espana SA*	15,085	51,308
Industria de Diseno Textil SA	8,004	529,344
Red Electrica Corporacion SA	1,496	65,504
Repsol YPF SA	33,874	799,208
Telefonica SA	72,225	1,639,571
Zardoya Otis SA	4,076	63,580

(Cost $4,071,483)		4,823,776
Sweden 3.2%
AB SKF "B" (a)	4,661	89,028
Assa Abloy AB "B"	2,785	61,605
Atlas Copco AB "A"	7,373	120,609
Atlas Copco AB "B"	4,269	63,742
Boliden AB	13,503	160,566
Electrolux AB "B"	4,265	95,111
Hennes & Mauritz AB "B"	17,330	545,849
Holmen AB "B"	3,342	87,720
Husqvarna AB "B"	10,919	77,132
Modern Times Group "B"	1,454	91,151
Nordea Bank AB	17,258	172,588
Sandvik AB	9,845	127,159
Scania AB "B"	3,839	70,775
Skandinaviska Enskilda Banken AB "A"	11,402	78,476
Skanska AB "B"	4,563	77,170
SSAB AB "A"	8,107	117,344
SSAB AB "B"	6,285	80,830
Svenska Cellulosa AB "B"	22,883	330,267
Svenska Handelsbanken AB "A"	4,265	122,403
Tele2 AB "B"	5,895	104,515
Telefonaktiebolaget LM Ericsson "B"	35,525	392,172
TeliaSonera AB	31,497	227,950
Volvo AB "B"*	9,438	117,589

(Cost $2,405,722)		3,411,751
Switzerland 6.2%
ABB Ltd. (Registered)*	13,938	281,249
Actelion Ltd. (Registered)*	1,372	55,488
Adecco SA (Registered)	1,178	60,048
Aryzta AG	1,449	59,256
Compagnie Financiere Richemont SA "A"	8,323	324,786
Credit Suisse Group AG (Registered)	3,684	167,773
Geberit AG (Registered)	473	77,327
Givaudan SA (Registered)	143	131,785
Holcim Ltd. (Registered)	3,392	226,633
Nestle SA (Registered)	26,542	1,312,194
Novartis AG (Registered)	12,482	605,707
Roche Holding AG (Genusschein)	4,163	541,506
SGS SA (Registered)	46	64,604
Sika AG (Bearer)	50	94,125
Sonova Holding AG (Registered)	361	43,804
STMicroelectronics NV	15,190	125,282
Swatch Group AG (Bearer)	527	163,205
Swatch Group AG (Registered)	1,152	64,750
Swiss Reinsurance Co., Ltd. (Registered)	1,017	46,842
Swisscom AG (Registered)	4,108	1,537,986
Syngenta AG (Registered)	1,250	275,991
UBS AG (Registered)*	9,994	170,772
Xstrata PLC	7,134	113,678
Zurich Financial Services AG	437	102,024

(Cost $4,657,757)		6,646,815
United Kingdom 7.1%
Anglo American PLC*	3,139	124,346
ARM Holdings PLC	56,023	288,516
AstraZeneca PLC	11,220	570,078
Autonomy Corp. PLC*	6,950	179,397
BAE Systems PLC	30,972	151,826
Barclays PLC	14,664	76,577
BG Group PLC	7,947	127,381
BHP Billiton PLC	7,861	240,719
BP PLC	37,256	237,319
British American Tobacco PLC	4,235	145,799
British Sky Broadcasting Group PLC	9,667	107,851
BT Group PLC	94,099	209,966
Cable & Wireless Communications PLC	33,681	31,288
Cable & Wireless Worldwide PLC	9,881	10,349
Capita Group PLC	7,861	88,689
Centrica PLC	29,479	140,575
Compass Group PLC	16,735	139,177
Diageo PLC	5,955	103,441
GlaxoSmithKline PLC	40,158	700,084
HSBC Holdings PLC	15,258	154,666
Imperial Tobacco Group PLC	2,868	81,186
Inmarsat PLC	7,165	82,861
International Power PLC	18,462	103,711
Kingfisher PLC	20,918	70,669
Marks & Spencer Group PLC	12,065	65,201
National Grid PLC	20,716	165,621
Next PLC	1,899	64,066
Pearson PLC	8,058	125,114
Reckitt Benckiser Group PLC	996	48,840
Reed Elsevier PLC	11,153	96,604
Rio Tinto PLC	5,213	270,307
Rolls-Royce Group PLC*	14,930	135,879
SABMiller PLC	2,992	90,799
Scottish & Southern Energy PLC	8,471	147,278
Severn Trent PLC	4,015	82,532
Shire PLC	4,779	109,110
Smith & Nephew PLC	11,211	97,546
Smiths Group PLC	5,574	97,610
Standard Chartered PLC	2,621	75,757
Tesco PLC	10,973	67,263
The Sage Group PLC	42,573	159,593
Unilever PLC	2,855	81,131
United Utilities Group PLC	7,244	66,497
Vodafone Group PLC	533,270	1,244,711
William Morrison Supermarkets PLC	11,099	46,152
Wolseley PLC*	2,160	48,739
WPP PLC	10,408	110,647

(Cost $5,905,562)		7,663,468

Total Common Stocks (Cost $77,165,922)		94,394,033
Preferred Stocks 0.5%
Germany
Fresenius SE	721	51,216
Henkel AG & Co. KGaA	9,193	456,253
Volkswagen AG	722	76,503

Total Preferred Stocks (Cost $348,126)		583,972
Exchange-Traded Funds 9.8%
iShares MSCI Emerging Markets Index (a)	128,500	5,319,900
Vanguard Emerging Markets (a)	126,250	5,286,087

Total Exchange-Traded Funds (Cost $8,428,415)		10,605,987
Securities Lending Collateral 6.1%
Daily Assets Fund Institutional, 0.33% (c) (d) (Cost $6,563,779)	6,563,779	6,563,779
Cash Equivalents 1.8%
Central Cash Management Fund, 0.25% (c) (Cost $1,959,228)	1,959,228	1,959,228

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $94,465,470) †	105.8	114,106,999
Other Assets and Liabilities, Net	(5.8)	(6,305,157)

Net Assets	100.0	107,801,842

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.
†
The cost for federal income tax purposes was $95,460,072.  At July 31, 2010, net unrealized appreciation for all securities based on tax cost was $18,646,927.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $21,214,456 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,567,529.

(a) All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2010 amounted to $6,428,850 which is 6.0% of net assets.
(b) Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
CVA: Certificaten Van Aandelen
MSCI: Morgan Stanley Capital International
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt
At July 31, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

ASX SPI 200 Index	AUD	9/16/2010	3	302,826	7,523
DJ Euro Stoxx 50 Index	EUR	9/17/2010	43	1,538,174	72,239
FTSE 100 Index	GBP	9/17/2010	3	246,906	11,603
Nikkei 225 Index	USD	9/9/2010	13	620,750	4,449
Total unrealized appreciation					95,814

Currency Abbreviations

AUD	Australian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

At July 31, 2010 the DWS Diversified International Equity Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common & Preferred Stocks
Telecommunication Services	16,157,511	17.0%
Consumer Staples	11,654,245	12.3%
Industrials	10,487,035	11.0%
Financials	10,288,907	10.8%
Materials	10,068,621	10.6%
Health Care	8,084,300	8.5%
Energy	7,660,993	8.1%
Utilities	7,580,165	8.0%
Consumer Discretionary	7,160,487	7.5%
Information Technology	5,835,741	6.2%
Total	94,978,005	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common and Preferred Stocks(e)
Australia	$—	$4,501,102	$—	$4,501,102
Austria	—	542,459	—	542,459
Belgium	—	1,571,532	—	1,571,532
Bermuda	—	183,344	—	183,344
Canada	5,263,820	—	—	5,263,820
Cyprus	—	91,332	—	91,332
Denmark	—	2,504,342	—	2,504,342
Finland	—	3,267,844	—	3,267,844
France	—	8,094,087	—	8,094,087
Germany	—	6,201,471	—	6,201,471
Greece	—	533,274	—	533,274
Hong Kong	—	2,325,244	—	2,325,244
Ireland	—	777,519	—	777,519
Italy	—	4,188,035	—	4,188,035
Japan	—	20,454,957	—	20,454,957
Luxembourg	—	575,709	—	575,709
Macau	—	143,088	—	143,088
Netherlands	—	5,831,522	—	5,831,522
Norway	—	3,216,871	—	3,216,871
Portugal	—	414,496	—	414,496
Singapore	—	1,750,147	—	1,750,147
Spain	—	4,823,776	—	4,823,776
Sweden	—	3,411,751	—	3,411,751
Switzerland	—	6,646,815	—	6,646,815
United Kingdom	—	7,663,468	—	7,663,468
Exchange-Traded Funds	10,605,987	—	—	10,605,987
Short-Term Investments(e)	8,523,007	—	—	8,523,007
Derivatives(f)	95,814	—	—	95,814
Total	$24,488,628	$89,714,185	$—	$114,202,813

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended July 31, 2010.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open future contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$95,814

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Diversified International Equity Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 24, 2010